UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05199
Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

December
Date of reporting period:
June 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Variable Portfolio – Strategic Income Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Strategic Income Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 35	0.69% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 201,348,819
Total number of portfolio holdings	1,058
Portfolio turnover for the reporting period	104%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	24%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	3.9%
Interest Rate Risk	86.0%
Short
Credit Risk	0.8%
Foreign Exchange Risk	0.3%
Interest Rate Risk	103.0%
Asset Categories
Credit Quality
Availability of Additional Info
rm
ation
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Variable Portfolio – Strategic Income Fund | Class 1

|

SSR7026_01_12_D01_(08/25)

Columbia Variable Portfolio – Strategic Income Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Strategic Income Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 48	0.94% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 201,348,819
Total number of portfolio holdings	1,058
Portfolio turnover for the reporting period	104%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	24%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	3.9%
Interest Rate Risk	86.0%
Short
Credit Risk	0.8%
Foreign Exchange Risk	0.3%
Interest Rate Risk	103.0%
Asset Categories
Credit Quality
Availability of Additional In
formati
on
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Variable Portfolio – Strategic Income Fund | Class 2

|

SSR7026_02_12_D01_(08/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Variable Portfolio – Strategic Income Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Strategic Income Fund | 2025

Portfolio of Investments
June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 10.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-3AL Class A
12/26/2031	5.010%	221,659	221,956
Subordinated Series 2024-3AL Class B
12/26/2031	5.450%	131,260	131,748
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	750,000	753,995
Series 2024-A Class A
02/15/2029	5.610%	500,000	502,437
Series 2024-X2 Class B
12/17/2029	5.330%	250,000	250,621
Series 2024-X2 Class C
12/17/2029	5.620%	200,000	200,910
Apidos CLO XII(a),(b)
Series 2013-12A Class ARR
3-month Term SOFR + 1.080% Floor 1.080% 04/15/2031	5.336%	504,842	505,050
Apidos CLO XXIV(a),(b)
Series 2016-24A Class A1AL
3-month Term SOFR + 1.212% Floor 0.950% 10/20/2030	5.481%	260,978	261,058
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month Term SOFR + 7.132% Floor 6.870% 04/15/2034	11.388%	200,000	200,797
Ares XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	5.336%	153,673	153,628
Series 2015-4A Class A3RR
3-month Term SOFR + 1.400% Floor 1.400% 10/15/2030	5.656%	750,000	750,199
ASP WHCO Participation LP(a),(b),(c),(d)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	1,150,000	1,150,000
Bain Capital Credit CLO(a),(b)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	5.350%	227,923	227,924
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-6A Class E
3-month Term SOFR + 6.762% Floor 6.500% 10/21/2034	11.031%	250,000	241,892
Barings CLO Ltd.(a),(b)
Series 2021-2A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2034	10.768%	250,000	248,697
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2015-5RRR Class A1R3
3-month Term SOFR + 1.100% Floor 1.100% 01/20/2032	5.393%	717,972	719,010
CarMax Auto Owner Trust
Series 2024-1 Class A2A
03/15/2027	5.300%	177,493	177,633
Carvana Auto Receivables Trust
Series 2024-P3 Class A2
11/10/2027	4.610%	179,577	179,545
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A2A
10/15/2026	5.430%	105,903	105,940
CPS Auto Receivables Trust(a)
Series 2024-A Class A
09/15/2027	5.710%	36,989	37,021
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% Floor 0.970% 04/15/2031	5.488%	208,470	208,583
EDGEX Issuer Trust(a),(e)
Series 2025-1NN Class CERT
01/15/2031	0.000%	150,000	146,705
Exeter Automobile Receivables Trust
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	73,259	73,321
FHF Issuer Trust(a)
Series 2024-3A Class A2
11/15/2030	4.940%	619,068	621,325
GLS Auto Select Receivables Trust(a)
Series 2024-4A Class A2
12/17/2029	4.430%	381,311	381,347
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A4
10/27/2059	5.150%	440,313	443,313
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lendbuzz Securitization Trust(a)
Series 2024-3A Class A2
10/15/2030	4.970%	425,313	425,492
Series 2025-2A Class A2
05/15/2030	5.180%	400,000	400,824
Madison Park Funding LXII Ltd.(a),(b)
Series 2022-62A Class AR
3-month Term SOFR + 1.850% Floor 1.850% 07/17/2036	6.130%	750,000	751,034
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR2
3-month Term SOFR + 1.550% Floor 1.550% 10/20/2029	5.820%	400,000	400,100
MPOWER Education Trust(a)
Series 2025-A Class A
07/21/2042	6.620%	195,596	195,888
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	68,826	69,057
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	131,808	132,369
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class E
3-month Term SOFR + 6.762% Floor 6.500% 07/20/2034	11.031%	300,000	300,343
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% Floor 0.960% 04/16/2031	5.482%	190,686	190,722
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class B
07/15/2032	5.637%	399,954	401,177
Series 2025-1 Class B
07/15/2032	5.628%	259,978	261,145
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	427,089	430,786
Subordinated Series 2024-10 Class D
06/15/2032	6.429%	549,953	551,986
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	342,134	344,983
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	347,675	352,470
Subordinated Series 2024-6 Class C
11/15/2031	7.068%	222,452	224,476
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-8 Class C
01/15/2032	6.030%	337,087	338,157
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	418,470	419,023
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	318,783	319,371
Subordinated Series 2024-9 Class D
03/15/2032	6.174%	400,237	399,878
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	261,693	264,831
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	310,392	314,054
Pagaya AI Debt Trust(a)
Series 2023-8 Class A
06/16/2031	7.299%	274,331	278,379
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	802	802
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	304,432	305,457
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	460,252	462,462
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	781,617	790,112
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	325,469	328,125
PAGAYA AI Debt Trust(a),(f)
Subordinated Series 2022-3 Class AB
03/15/2030	8.050%	1,376	1,377
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2023-1A Class B
07/16/2029	7.480%	68,647	68,759
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	320,642	323,477
Series 2024-3A Class A
03/25/2033	5.281%	472,025	473,993
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	262,525	264,745
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	59,322	59,435
Santander Drive Auto Receivables Trust
Series 2024-5 Class A2
09/15/2027	4.880%	143,699	143,681
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	19,794	19,835
Westlake Automobile Receivables Trust(a)
Series 2024-3A Class A2A
09/15/2027	4.820%	296,604	296,578
Total Asset-Backed Securities — Non-Agency (Cost $20,142,299)			20,200,038

Commercial Mortgage-Backed Securities - Non-Agency 0.2%

Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	300,000	193,500
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	400,000	176,000
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	5.577%	150,000	148,687
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $791,034)			518,187

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials —%
Financial Services —%
Fairlane Management Corp.(c),(d),(g)	2,000	—
Total Financials		—
Information Technology 0.0%
Software 0.0%
Avaya Holdings Corp.(g)	415	3,165
Avaya Holdings Corp.(g)	1,975	15,060
Total		18,225
Total Information Technology		18,225
Materials —%
Containers & Packaging —%
Flint Group Packaging(c),(d),(g)	95,393	0
Total Materials		0
Total Common Stocks (Cost $37,344)		18,225

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.1%
NextEra Energy Partners LP(a)
06/15/2026	2.500%	251,000	239,705
Total Convertible Bonds (Cost $240,730)			239,705

Corporate Bonds & Notes 37.7%

Aerospace & Defense 1.5%
Axon Enterprise, Inc.(a)
03/15/2030	6.125%	38,000	39,093
03/15/2033	6.250%	38,000	39,255
BAE Systems PLC(a)
03/26/2029	5.125%	211,000	216,199
02/15/2031	1.900%	460,000	399,561
Boeing Co. (The)
08/01/2059	3.950%	520,000	355,062
Bombardier, Inc.(a)
04/15/2027	7.875%	3,000	3,017
07/01/2031	7.250%	37,000	38,815
06/01/2032	7.000%	37,000	38,547
L3Harris Technologies, Inc.
07/31/2033	5.400%	106,000	108,992
Lockheed Martin Corp.
08/15/2034	4.800%	111,000	110,661
Northrop Grumman Corp.
02/01/2027	3.200%	111,000	109,278
02/01/2029	4.600%	355,000	359,394
Raytheon Technologies Corp.
03/15/2027	3.500%	326,000	322,138
03/15/2032	2.375%	219,000	190,601
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	27,000	28,722
11/15/2030	9.750%	59,000	65,154
TransDigm, Inc.(a)
08/15/2028	6.750%	94,000	96,005
03/01/2029	6.375%	122,000	125,453
03/01/2032	6.625%	152,000	157,434
01/15/2033	6.000%	43,000	43,241
05/31/2033	6.375%	193,000	193,903
Total			3,040,525
Airlines 0.3%
Air Canada(a)
08/15/2026	3.875%	62,000	61,396
American Airlines, Inc.(a)
05/15/2029	8.500%	135,000	141,455
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	69,337	69,322
04/20/2029	5.750%	234,729	235,277
Total			507,450
Automotive 0.5%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	57,000	56,925
10/01/2029	5.000%	42,000	38,450
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	73,000	74,938
02/15/2030	6.750%	69,000	71,749
Ford Motor Credit Co. LLC
11/13/2025	3.375%	40,000	39,726
05/28/2027	4.950%	235,000	233,497
08/17/2027	4.125%	74,000	72,305
IHO Verwaltungs GmbH(a),(h)
11/15/2030	7.750%	56,000	57,446
11/15/2032	8.000%	139,000	141,893
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	56,000	54,734
04/23/2032	6.875%	177,000	163,502
Total			1,005,165
Banking 3.6%
Ally Financial, Inc.
Subordinated
02/14/2033	6.700%	48,000	49,943
Ally Financial, Inc.(i)
Subordinated
01/17/2040	6.646%	39,000	38,325
Bank of America Corp.(i)
07/21/2032	2.299%	327,000	284,921
10/20/2032	2.572%	1,479,000	1,301,871
02/04/2033	2.972%	440,000	393,935
Subordinated
09/21/2036	2.482%	29,000	24,581
Citigroup, Inc.(i)
06/03/2031	2.572%	276,000	250,281
01/25/2033	3.057%	521,000	465,812
Goldman Sachs Group, Inc. (The)(i)
04/23/2031	5.218%	864,000	885,967
07/21/2032	2.383%	212,000	185,149
10/21/2032	2.650%	3,000	2,646
HSBC Holdings PLC(i)
05/13/2031	5.240%	244,000	248,518
05/24/2032	2.804%	230,000	204,243
05/13/2036	5.790%	57,000	58,661
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.(i)
07/22/2030	4.995%	389,000	396,051
10/22/2030	4.603%	20,000	20,070
01/24/2031	5.140%	105,000	107,714
04/22/2031	5.103%	69,000	70,709
11/08/2032	2.545%	437,000	384,686
Morgan Stanley(i)
10/18/2030	4.654%	644,000	645,330
04/17/2031	5.192%	347,000	355,821
Subordinated
09/16/2036	2.484%	345,000	293,100
PNC Financial Services Group, Inc. (The)(i)
10/20/2034	6.875%	72,000	80,460
Royal Bank of Canada(i)
10/18/2030	4.650%	202,000	202,403
02/04/2031	5.153%	113,000	115,308
US Bancorp(i)
06/12/2034	5.836%	123,000	129,172
Wells Fargo & Co.(i)
01/24/2031	5.244%	100,000	102,583
Total			7,298,260
Brokerage/Asset Managers/Exchanges 0.4%
AG Issuer LLC(a)
03/01/2028	6.250%	98,000	98,241
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	145,000	150,233
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	108,000	118,656
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	131,000	132,569
Focus Financial Partners LLC(a)
09/15/2031	6.750%	93,000	94,957
Hightower Holding LLC(a)
04/15/2029	6.750%	137,000	136,542
01/31/2030	9.125%	104,000	110,602
Total			841,800
Building Materials 0.6%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	157,000	153,543
James Hardie International Finance DAC(a)
01/15/2028	5.000%	76,000	75,651
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	24,000	24,210
07/31/2032	6.125%	40,000	40,665
Masterbrand, Inc.(a)
07/15/2032	7.000%	18,000	18,393
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	243,000	250,030
03/01/2033	6.750%	219,000	225,905
QXO Building Products, Inc.(a)
04/30/2032	6.750%	106,000	109,437
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	25,000	25,593
Standard Industries, Inc.(a)
01/15/2028	4.750%	125,000	123,686
White Cap Buyer LLC(a)
10/15/2028	6.875%	238,000	237,588
Total			1,284,701
Cable and Satellite 1.6%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	276,000	275,057
02/01/2028	5.000%	79,000	78,279
03/01/2030	4.750%	156,000	151,204
08/15/2030	4.500%	147,000	140,108
02/01/2031	4.250%	131,000	122,245
03/01/2031	7.375%	19,000	19,815
02/01/2032	4.750%	115,000	109,012
01/15/2034	4.250%	133,000	118,371
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	9,000	8,376
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	40,000	34,688
Comcast Corp.
03/01/2026	3.150%	184,000	182,426
CSC Holdings LLC(a)
01/31/2029	11.750%	150,000	142,205
02/01/2029	6.500%	60,000	48,760
01/15/2030	5.750%	69,000	34,155
12/01/2030	4.125%	131,000	92,954
12/01/2030	4.625%	148,000	68,834
11/15/2031	5.000%	64,000	29,782
DISH DBS Corp.
07/01/2026	7.750%	52,000	46,193
07/01/2028	7.375%	24,000	17,332
06/01/2029	5.125%	39,000	25,991
DISH DBS Corp.(a)
12/01/2026	5.250%	41,000	37,218
12/01/2028	5.750%	92,000	79,718
DISH Network Corp.(a)
11/15/2027	11.750%	261,000	268,724
EchoStar Corp.
11/30/2029	10.750%	90,430	92,970
EchoStar Corp.(h)
11/30/2030	6.750%	107,564	98,391
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	84,000	82,455
08/01/2027	5.000%	141,000	139,798
07/15/2028	4.000%	110,000	105,641
07/01/2030	4.125%	78,000	71,727
Virgin Media Finance PLC(a)
07/15/2030	5.000%	81,000	73,991
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	36,000	35,406
VZ Secured Financing BV(a)
01/15/2032	5.000%	154,000	136,769
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	84,000	73,056
Ziggo BV(a)
01/15/2030	4.875%	102,000	95,268
Total			3,136,919
Chemicals 1.4%
Ashland LLC(a)
09/01/2031	3.375%	156,000	138,541
Avient Corp.(a)
08/01/2030	7.125%	47,000	48,459
11/01/2031	6.250%	37,000	37,293
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	54,000	56,910
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	33,000	31,216
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	53,000	52,655
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	324,000	251,406
Celanese US Holdings LLC
04/15/2030	6.500%	22,000	22,508
07/15/2032	6.629%	29,000	30,309
04/15/2033	6.750%	141,000	142,448
11/15/2033	7.200%	71,000	75,406
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	15,000	15,268
Element Solutions, Inc.(a)
09/01/2028	3.875%	96,000	92,870
HB Fuller Co.
10/15/2028	4.250%	86,000	83,199
Herens Holdco Sarl(a)
05/15/2028	4.750%	87,000	78,098
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	44,000	44,193
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INEOS Finance PLC(a)
04/15/2029	7.500%	184,000	184,534
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	200,000	202,589
Ingevity Corp.(a)
11/01/2028	3.875%	47,000	44,787
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	125,350	126,603
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	125,000	118,965
11/15/2028	9.750%	187,000	196,901
10/01/2029	6.250%	108,000	103,105
06/15/2031	7.250%	121,000	123,455
SPCM SA(a)
03/15/2027	3.125%	4,000	3,879
Tronox, Inc.(a)
03/15/2029	4.625%	19,000	16,389
WR Grace Holdings LLC(a)
06/15/2027	4.875%	116,000	115,109
08/15/2029	5.625%	225,000	203,687
03/01/2031	7.375%	93,000	95,249
Total			2,736,031
Construction Machinery 0.3%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	169,000	169,854
Herc Holdings, Inc.(a)
07/15/2027	5.500%	50,000	49,980
06/15/2030	7.000%	83,000	86,901
06/15/2033	7.250%	224,000	234,757
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	71,000	72,852
03/15/2031	7.750%	18,000	18,926
United Rentals North America, Inc.
01/15/2032	3.750%	19,000	17,454
Total			650,724
Consumer Cyclical Services 0.3%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	75,000	71,798
12/01/2028	6.125%	233,000	214,430
ASGN, Inc.(a)
05/15/2028	4.625%	77,000	75,131
Match Group Holdings II LLC(a)
10/01/2031	3.625%	7,000	6,253
Match Group, Inc.(a)
06/01/2028	4.625%	156,000	152,152
Total			519,764
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.3%
Acushnet Co.(a)
10/15/2028	7.375%	42,000	43,801
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	196,000	160,731
Newell Brands, Inc.(a)
06/01/2028	8.500%	12,000	12,637
Newell Brands, Inc.
05/15/2030	6.375%	74,000	71,963
05/15/2032	6.625%	101,000	96,613
Opal Bidco SAS(a)
03/31/2032	6.500%	91,000	92,755
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	55,000	50,449
Whirlpool Corp.
06/15/2030	6.125%	19,000	19,176
06/15/2033	6.500%	20,000	20,063
Total			568,188
Diversified Manufacturing 1.2%
Amsted Industries, Inc.(a)
03/15/2033	6.375%	18,000	18,287
Carrier Global Corp.
02/15/2030	2.722%	1,330,000	1,237,200
Chart Industries, Inc.(a)
01/01/2030	7.500%	37,000	38,754
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	246,000	251,732
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	47,000	48,657
Esab Corp.(a)
04/15/2029	6.250%	35,000	35,848
Gates Corp. (The)(a)
07/01/2029	6.875%	56,000	58,143
Madison IAQ LLC(a)
06/30/2028	4.125%	146,000	141,730
06/30/2029	5.875%	121,000	118,900
Resideo Funding, Inc.(a)
09/01/2029	4.000%	84,000	79,396
07/15/2032	6.500%	28,000	28,701
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	45,000	44,886
Wesco Distribution, Inc.(a)
03/15/2033	6.375%	39,000	40,300
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	97,000	98,150
03/15/2029	6.375%	64,000	65,896
03/15/2032	6.625%	83,000	86,264
Total			2,392,844
Electric 1.7%
AEP Texas, Inc.
01/15/2050	3.450%	435,000	296,754
Alpha Generation LLC(a)
10/15/2032	6.750%	46,000	47,463
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	81,000	80,987
Calpine Corp.(a)
02/15/2028	4.500%	59,000	58,463
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	76,000	75,020
02/15/2031	3.750%	118,000	108,313
01/15/2032	3.750%	62,000	55,607
DTE Energy Co.
07/01/2027	4.950%	270,000	273,207
Edison International
11/15/2028	5.250%	226,000	223,508
Exelon Corp.
03/15/2052	4.100%	15,000	11,509
03/15/2053	5.600%	97,000	93,232
FirstEnergy Corp.
03/01/2050	3.400%	80,000	54,317
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	41,000	38,278
Long Ridge Energy LLC(a)
02/15/2032	8.750%	90,000	93,511
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%	19,000	18,550
09/15/2027	4.500%	168,000	163,797
01/15/2029	7.250%	135,000	138,405
NRG Energy, Inc.
01/15/2028	5.750%	28,000	28,143
NRG Energy, Inc.(a)
06/15/2029	5.250%	57,000	56,716
07/15/2029	5.750%	88,000	88,112
02/01/2033	6.000%	59,000	59,592
11/01/2034	6.250%	76,000	77,578
Pacific Gas and Electric Co.
07/01/2050	4.950%	520,000	419,024
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	41,000	39,691
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PG&E Corp.
07/01/2028	5.000%	31,000	30,196
PG&E Corp.(i)
03/15/2055	7.375%	57,000	54,063
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	59,000	58,394
01/15/2030	4.750%	148,000	141,746
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	88,000	88,042
02/15/2027	5.625%	75,000	74,973
07/31/2027	5.000%	24,000	23,966
05/01/2029	4.375%	60,000	58,464
10/15/2031	7.750%	116,000	123,250
04/15/2032	6.875%	43,000	44,959
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	76,000	81,171
03/15/2033	8.625%	108,000	115,788
Total			3,494,789
Environmental 0.1%
GFL Environmental, Inc.(a)
08/01/2028	4.000%	56,000	54,301
01/15/2031	6.750%	96,000	100,347
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	95,000	98,803
Total			253,451
Finance Companies 1.0%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	84,000	86,688
04/15/2029	6.875%	41,000	42,372
03/15/2030	5.875%	69,000	69,416
Navient Corp.
03/15/2027	5.000%	41,000	40,776
03/15/2029	5.500%	36,000	35,266
03/15/2031	11.500%	53,000	60,026
08/01/2033	5.625%	180,000	165,328
OneMain Finance Corp.
05/15/2029	6.625%	104,000	106,951
03/15/2030	7.875%	76,000	80,733
09/15/2030	4.000%	50,000	46,128
05/15/2031	7.500%	56,000	58,514
11/15/2031	7.125%	27,000	28,077
03/15/2032	6.750%	79,000	80,534
09/15/2032	7.125%	61,000	63,146
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	215,000	226,084
Rocket Cos, Inc.(a)
08/01/2030	6.125%	49,000	49,934
08/01/2033	6.375%	62,000	63,451
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	82,000	76,022
10/15/2033	4.000%	395,000	353,257
Springleaf Finance Corp.
11/15/2029	5.375%	6,000	5,903
United Wholesale Mortgage LLC(a)
11/15/2025	5.500%	49,000	48,971
06/15/2027	5.750%	83,000	82,797
04/15/2029	5.500%	108,000	104,950
UWM Holdings LLC(a)
02/01/2030	6.625%	116,000	116,152
Total			2,091,476
Food and Beverage 1.8%
Bacardi Ltd.(a)
05/15/2028	4.700%	104,000	104,351
05/15/2048	5.300%	520,000	458,002
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	1,009,000	1,005,689
Chobani Holdco II LLC(a),(h)
10/01/2029	8.750%	138,734	148,764
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	89,000	92,844
Constellation Brands, Inc.
08/01/2029	3.150%	130,000	123,501
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	70,000	69,935
General Mills, Inc.
01/30/2027	4.700%	144,000	144,824
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	36,000	35,783
01/31/2030	4.125%	45,000	42,906
Mars, Inc.(a)
03/01/2035	5.200%	260,000	263,061
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	177,000	178,635
Performance Food Group, Inc.(a)
09/15/2032	6.125%	36,000	36,854
Post Holdings, Inc.(a)
04/15/2030	4.625%	28,000	26,932
09/15/2031	4.500%	204,000	189,528
02/15/2032	6.250%	56,000	57,606
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	96,000	96,715
04/30/2029	4.375%	96,000	93,103
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	121,000	114,483
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Foods, Inc.(a)
09/15/2028	6.875%	47,000	48,604
02/15/2029	4.750%	61,000	60,001
06/01/2030	4.625%	94,000	91,555
01/15/2032	7.250%	44,000	46,291
Total			3,529,967
Gaming 0.7%
Boyd Gaming Corp.
12/01/2027	4.750%	58,000	57,581
Boyd Gaming Corp.(a)
06/15/2031	4.750%	40,000	38,348
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	63,000	65,274
02/15/2032	6.500%	123,000	126,109
10/15/2032	6.000%	62,000	60,767
Churchill Downs, Inc.(a)
01/15/2028	4.750%	61,000	60,219
05/01/2031	6.750%	33,000	33,915
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	29,000	29,010
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	11,000	11,509
MGM Resorts International
09/01/2026	4.625%	66,000	65,854
09/15/2029	6.125%	56,000	56,958
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	133,000	128,104
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	11,000	10,966
07/01/2029	4.125%	128,000	118,631
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	164,000	164,338
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	283,000	272,622
Scientific Games International, Inc.(a)
11/15/2029	7.250%	61,000	62,833
Voyager Parent LLC(a)
07/01/2032	9.250%	93,000	96,930
Total			1,459,968
Health Care 3.0%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	38,000	37,762
04/15/2029	5.000%	191,000	185,203
03/15/2033	7.375%	70,000	72,211
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avantor Funding, Inc.(a)
07/15/2028	4.625%	29,000	28,483
11/01/2029	3.875%	144,000	136,312
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	74,000	77,311
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	17,000	16,491
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	81,000	79,713
04/15/2029	6.875%	65,000	51,821
05/15/2030	5.250%	124,000	109,909
02/15/2031	4.750%	68,000	58,365
01/15/2032	10.875%	27,000	28,582
Cigna Corp.
03/15/2050	3.400%	68,000	46,092
Cigna Group (The)
02/15/2054	5.600%	68,000	65,050
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	186,000	192,850
CVS Health Corp.
03/25/2038	4.780%	970,000	889,929
DaVita, Inc.(a)
07/15/2033	6.750%	121,000	124,929
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	600,000	618,254
06/15/2035	5.500%	46,000	47,100
HCA, Inc.
09/01/2030	3.500%	951,000	899,191
03/01/2035	5.750%	450,000	462,660
IQVIA, Inc.(a)
10/15/2026	5.000%	16,000	15,969
05/15/2027	5.000%	61,000	60,821
06/01/2032	6.250%	115,000	118,022
LifePoint Health, Inc.(a)
10/15/2030	11.000%	102,000	112,720
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	64,000	65,707
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	81,000	77,771
10/01/2029	5.250%	186,000	184,568
Select Medical Corp.(a)
12/01/2032	6.250%	96,000	96,580
Star Parent, Inc.(a)
10/01/2030	9.000%	197,000	207,479
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	186,000	189,645
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.
02/01/2027	6.250%	102,000	101,984
11/01/2027	5.125%	98,000	97,805
06/15/2028	4.625%	65,000	64,157
10/01/2028	6.125%	74,000	74,092
01/15/2030	4.375%	313,000	303,287
05/15/2031	6.750%	89,000	92,095
Total			6,090,920
Healthcare Insurance 1.0%
Centene Corp.
10/15/2030	3.000%	1,302,000	1,163,505
03/01/2031	2.500%	396,000	341,216
08/01/2031	2.625%	7,000	6,001
UnitedHealth Group, Inc.
06/15/2035	5.300%	201,000	204,844
04/15/2054	5.375%	310,000	289,634
Total			2,005,200
Home Construction 0.1%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	110,000	108,983
04/01/2029	4.750%	39,000	38,082
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	52,000	52,704
Total			199,769
Independent Energy 1.1%
APA Corp.(a)
02/15/2055	6.750%	36,000	34,071
Baytex Energy Corp.(a)
04/30/2030	8.500%	74,000	74,054
03/15/2032	7.375%	114,000	108,797
Civitas Resources, Inc.(a)
07/01/2028	8.375%	98,000	100,465
11/01/2030	8.625%	41,000	41,614
07/01/2031	8.750%	118,000	119,452
06/15/2033	9.625%	111,000	113,766
CNX Resources Corp.(a)
01/15/2029	6.000%	88,000	88,333
03/01/2032	7.250%	54,000	55,979
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	163,000	163,597
Comstock Resources, Inc.(a)
03/01/2029	6.750%	32,000	31,925
01/15/2030	5.875%	16,000	15,536
EQT Corp.(a)
01/15/2029	4.500%	38,000	37,528
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	83,000	83,426
04/15/2032	6.250%	100,000	95,605
11/01/2033	8.375%	73,000	75,795
02/15/2035	7.250%	160,000	156,707
Matador Resources Co.(a)
04/15/2028	6.875%	35,000	35,702
04/15/2032	6.500%	94,000	93,996
04/15/2033	6.250%	96,000	95,447
Occidental Petroleum Corp.
08/01/2027	5.000%	104,000	104,987
10/01/2054	6.050%	124,000	113,550
Permian Resources Operating LLC(a)
04/15/2027	8.000%	72,000	73,559
01/15/2032	7.000%	115,000	119,204
02/01/2033	6.250%	58,000	58,533
SM Energy Co.(a)
08/01/2029	6.750%	58,000	57,802
08/01/2032	7.000%	81,000	79,908
Total			2,229,338
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/17/2027	5.017%	500,000	509,267
Leisure 0.6%
Boyne USA, Inc.(a)
05/15/2029	4.750%	22,000	21,344
Carnival Corp.(a)
08/01/2028	4.000%	11,000	10,766
05/01/2029	6.000%	96,000	96,963
08/15/2029	7.000%	58,000	61,128
03/15/2030	5.750%	87,000	88,519
02/15/2033	6.125%	83,000	84,845
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	16,000	15,958
10/01/2028	6.500%	29,000	29,288
Cinemark USA, Inc.(a)
08/01/2032	7.000%	25,000	25,978
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	109,000	109,161
NCL Corp., Ltd.(a)
03/15/2026	5.875%	7,000	7,010
02/15/2027	5.875%	23,000	23,074
02/01/2032	6.750%	88,000	89,896
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	189,000	194,197
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	90,000	92,877
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vail Resorts, Inc.(a)
05/15/2032	6.500%	48,000	49,653
Viking Cruises Ltd.(a)
09/15/2027	5.875%	55,000	54,970
02/15/2029	7.000%	3,000	3,026
07/15/2031	9.125%	88,000	94,839
Total			1,153,492
Life Insurance 0.2%
Lincoln Financial Global Funding(a)
01/13/2030	5.300%	17,000	17,492
Met Tower Global Funding(a)
04/12/2029	5.250%	426,000	439,087
Total			456,579
Lodging 0.2%
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%	106,000	95,968
04/01/2032	6.125%	93,000	95,231
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	44,000	40,540
01/15/2032	6.625%	115,000	116,841
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	94,000	93,855
Total			442,435
Media and Entertainment 0.7%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	61,000	57,726
09/15/2028	9.000%	35,000	36,674
06/01/2029	7.500%	78,000	72,125
04/01/2030	7.875%	114,000	117,660
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	42,901	35,353
05/01/2030	10.875%	22,263	10,910
Mav Acquisition Corp.(a)
08/01/2029	8.000%	98,000	99,700
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	129,000	134,562
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	79,000	78,472
01/15/2029	4.250%	15,000	14,366
03/15/2030	4.625%	78,000	74,551
02/15/2031	7.375%	21,000	22,239
Playtika Holding Corp.(a)
03/15/2029	4.250%	54,000	49,053
Roblox Corp.(a)
05/01/2030	3.875%	140,000	132,287
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Snap, Inc.(a)
03/01/2033	6.875%	189,000	193,830
Univision Communications, Inc.(a)
08/15/2028	8.000%	59,000	59,876
05/01/2029	4.500%	90,000	81,895
Warnermedia Holdings, Inc.
03/15/2027	3.755%	169,000	159,669
WarnerMedia Holdings, Inc.
03/15/2042	5.050%	114,000	76,606
Total			1,507,554
Metals and Mining 0.6%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	29,000	30,410
Allegheny Technologies, Inc.
12/01/2027	5.875%	31,000	30,991
10/01/2029	4.875%	16,000	15,648
10/01/2031	5.125%	63,000	61,693
Champion Iron Canada, Inc.(a),(j)
07/15/2032	7.875%	37,000	37,482
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	29,000	28,557
03/15/2032	7.000%	15,000	14,150
05/01/2033	7.375%	16,000	15,016
Compass Minerals International, Inc.(a)
07/01/2030	8.000%	99,000	102,364
Constellium SE(a)
06/15/2028	5.625%	88,000	87,354
04/15/2029	3.750%	127,000	119,351
08/15/2032	6.375%	97,000	98,600
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	36,000	35,790
04/01/2029	6.125%	143,000	144,993
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	148,000	138,223
Novelis Corp.(a)
11/15/2026	3.250%	28,000	27,542
01/30/2030	4.750%	120,000	115,031
08/15/2031	3.875%	88,000	78,991
Novelis, Inc.(a)
01/30/2030	6.875%	29,000	29,985
Total			1,212,171
Midstream 2.4%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	120,000	124,368
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	52,000	53,713
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNX Midstream Partners LP(a)
04/15/2030	4.750%	162,000	153,308
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	283,000	293,837
06/30/2033	7.375%	103,000	102,544
Enbridge, Inc.
04/05/2027	5.250%	240,000	243,593
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	624,000	529,791
09/30/2040	3.250%	200,000	155,901
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	400,000	411,817
Hess Midstream Operations LP(a)
03/01/2028	5.875%	38,000	38,564
10/15/2030	5.500%	38,000	38,154
ITT Holdings LLC(a)
08/01/2029	6.500%	15,000	14,270
Kinder Morgan Energy Partners LP
09/01/2044	5.400%	225,000	208,582
NuStar Logistics LP
06/01/2026	6.000%	132,000	132,519
04/28/2027	5.625%	72,000	72,620
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	38,000	39,684
Sunoco LP(a)
05/01/2029	7.000%	66,000	68,736
05/01/2032	7.250%	62,000	65,114
07/01/2033	6.250%	85,000	86,403
Sunoco LP/Finance Corp.(a)
09/15/2028	7.000%	45,000	46,377
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	156,000	162,331
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	81,000	76,429
08/15/2031	4.125%	115,000	106,521
11/01/2033	3.875%	219,000	191,375
Venture Global LNG, Inc.(a),(i),(k)
	9.000%	186,000	181,285
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	75,000	81,727
01/15/2030	7.000%	49,000	49,588
06/01/2031	8.375%	69,000	71,687
02/01/2032	9.875%	75,000	80,994
Venture Global Plaquemines LNG LLC(a)
05/01/2033	7.500%	59,000	63,206
05/01/2035	7.750%	59,000	63,919
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global Plaquemines LNG LLC(a),(j)
01/15/2034	6.500%	136,000	136,000
01/15/2036	6.750%	136,000	136,000
Western Midstream Operating LP
01/15/2029	6.350%	117,000	122,526
Williams Companies, Inc. (The)
08/15/2028	5.300%	505,000	518,969
Total			4,922,452
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	196,000	188,263
Oil Field Services 0.5%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	44,000	44,851
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	28,000	28,985
Nabors Industries Ltd.(a)
01/15/2028	7.500%	40,000	35,531
Nabors Industries, Inc.(a)
05/15/2027	7.375%	17,000	16,802
01/31/2030	9.125%	94,000	89,994
08/15/2031	8.875%	169,000	125,849
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	99,477	100,515
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	204,476	209,151
Transocean, Inc.(a)
05/15/2029	8.250%	23,000	21,293
05/15/2031	8.500%	96,000	85,623
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	220,000	225,509
Total			984,103
Other Industry 0.1%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	32,000	31,611
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	30,000	30,834
04/15/2030	6.625%	38,000	39,465
Total			101,910
Other REIT 0.3%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	42,000	41,999
06/15/2029	4.750%	86,000	83,754
07/15/2031	7.000%	45,000	47,032
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	73,000	72,886
05/15/2029	4.875%	32,000	30,976
02/01/2030	7.000%	29,000	29,813
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	18,000	18,636
02/15/2029	4.500%	15,000	14,671
04/01/2032	6.500%	51,000	52,443
06/15/2033	6.500%	53,000	54,567
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	20,000	19,801
Service Properties Trust
06/15/2029	8.375%	35,000	36,512
Service Properties Trust(a)
11/15/2031	8.625%	42,000	45,052
XHR LP(a)
05/15/2030	6.625%	23,000	23,472
Total			571,614
Packaging 0.4%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	211,000	192,544
Canpack SA/US LLC(a)
11/15/2029	3.875%	74,000	69,011
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	168,000	171,803
04/15/2032	6.750%	187,000	191,651
Crown Cork & Seal Co., Inc.
12/15/2026	7.375%	155,000	160,949
Silgan Holdings, Inc.
02/01/2028	4.125%	120,000	117,937
Total			903,895
Pharmaceuticals 1.3%
1261229 BC Ltd.(a)
04/15/2032	10.000%	265,000	267,376
AbbVie, Inc.
03/15/2029	4.800%	411,000	419,041
11/21/2029	3.200%	113,000	108,062
Amgen, Inc.
03/02/2063	5.750%	291,000	282,911
Bausch Health Companies, Inc.(a)
06/01/2028	4.875%	85,000	71,439
09/30/2028	11.000%	19,000	18,835
Gilead Sciences, Inc.
03/01/2026	3.650%	1,121,000	1,114,837
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	204,000	195,744
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jazz Securities DAC(a)
01/15/2029	4.375%	73,000	70,510
Organon Finance 1 LLC(a)
04/30/2028	4.125%	30,000	28,836
04/30/2031	5.125%	69,000	59,903
Total			2,637,494
Property & Casualty 1.0%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	25,000	25,861
08/01/2029	6.000%	115,000	112,117
07/01/2032	6.750%	49,000	49,691
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	104,000	101,986
10/15/2027	6.750%	169,000	169,283
04/15/2028	6.750%	90,000	91,470
11/01/2029	5.875%	59,000	58,159
01/15/2031	7.000%	78,000	80,693
10/01/2031	6.500%	41,000	41,826
10/01/2032	7.375%	10,000	10,318
AmWINS Group, Inc.(a)
02/15/2029	6.375%	61,000	62,167
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	119,000	124,364
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	143,000	150,477
AssuredPartners, Inc.(a)
01/15/2029	5.625%	85,000	84,986
02/15/2032	7.500%	22,000	23,575
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	199,000	196,694
HUB International Ltd.(a)
01/31/2032	7.375%	154,000	161,101
HUB International, Ltd.(a)
06/15/2030	7.250%	261,000	272,799
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	109,000	113,265
Ryan Specialty LLC(a)
08/01/2032	5.875%	94,000	94,672
Total			2,025,504
Railroads 0.4%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	87,000	88,890
Norfolk Southern Corp.
06/15/2026	2.900%	273,000	269,251
08/01/2030	5.050%	304,000	313,866
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	131,000	136,770
Total			808,777
Restaurants 0.4%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	166,000	161,644
01/15/2028	4.375%	163,000	159,957
09/15/2029	5.625%	59,000	59,909
10/15/2030	4.000%	101,000	94,188
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	204,000	188,403
Yum! Brands, Inc.
04/01/2032	5.375%	53,000	53,074
Total			717,175
Retailers 0.7%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	14,000	13,518
02/15/2032	5.000%	44,000	41,908
Beach Acquisition Bidco LLC(a),(h),(j)
07/15/2033	10.000%	101,000	105,050
Belron UK Finance PLC(a)
10/15/2029	5.750%	57,000	57,411
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	21,000	20,295
01/15/2030	6.375%	22,000	22,642
Hanesbrands, Inc.(a)
02/15/2031	9.000%	101,000	106,909
L Brands, Inc.(a)
10/01/2030	6.625%	38,000	39,171
L Brands, Inc.
11/01/2035	6.875%	46,000	47,785
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	32,000	31,114
08/01/2031	8.250%	35,000	37,184
Lithia Motors, Inc.(a)
01/15/2031	4.375%	30,000	28,513
Lowe’s Companies, Inc.
04/01/2052	4.250%	116,000	90,772
04/01/2062	4.450%	523,000	405,851
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	78,000	76,027
02/15/2029	7.750%	158,000	153,878
Walgreens Boots Alliance, Inc.
11/18/2044	4.800%	22,000	21,032
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	119,000	106,650
Total			1,405,710
Supermarkets 0.1%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	68,000	67,066
01/15/2027	4.625%	58,000	57,598
02/15/2030	4.875%	49,000	48,210
Total			172,874
Technology 3.0%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	139,000	142,810
Block, Inc.
06/01/2026	2.750%	157,000	153,671
06/01/2031	3.500%	31,000	28,461
05/15/2032	6.500%	103,000	106,322
Broadcom, Inc.
04/15/2028	4.800%	208,000	211,024
Broadcom, Inc.(a)
11/15/2036	3.187%	512,000	424,400
CACI International, Inc.(a)
06/15/2033	6.375%	98,000	101,235
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	134,000	110,909
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	84,000	68,455
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	31,000	29,706
07/01/2029	4.875%	181,000	170,606
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	213,000	220,835
06/30/2032	8.250%	122,000	129,879
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	226,000	213,346
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%	34,000	34,793
Entegris Escrow Corp.(a)
04/15/2029	4.750%	76,000	75,253
06/15/2030	5.950%	152,000	154,205
Fair Isaac Corp.(a)
05/15/2033	6.000%	81,000	81,929
Gen Digital, Inc.(a)
04/01/2033	6.250%	62,000	63,736
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	168,000	178,433
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HealthEquity, Inc.(a)
10/01/2029	4.500%	80,000	77,761
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	44,000	41,645
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	130,000	133,684
Intel Corp.
03/25/2050	4.750%	220,000	179,295
International Business Machines Corp.
05/15/2026	3.300%	610,000	604,241
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	80,000	77,365
05/30/2029	9.500%	107,000	110,538
Iron Mountain, Inc.(a)
09/15/2027	4.875%	215,000	213,679
01/15/2033	6.250%	38,000	39,065
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	213,000	209,568
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	119,000	130,257
NCR Corp.(a)
10/01/2028	5.000%	98,000	96,941
04/15/2029	5.125%	27,000	26,600
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	192,000	186,968
NXP BV/Funding LLC/USA, Inc.
01/15/2033	5.000%	194,000	193,379
Picard Midco, Inc.(a)
03/31/2029	6.500%	250,000	252,274
Seagate Data Storage Technology Pte Ltd.
12/15/2029	8.250%	54,000	57,681
Sensata Technologies BV(a)
09/01/2030	5.875%	50,000	50,056
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	17,000	17,481
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	91,000	94,578
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	46,000	47,757
Synaptics, Inc.(a)
06/15/2029	4.000%	98,000	92,878
UKG, Inc.(a)
02/01/2031	6.875%	129,000	133,871
WEX, Inc.(a)
03/15/2033	6.500%	97,000	97,843
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	145,000	136,426
Total			6,001,839
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	98,000	101,441
06/15/2032	8.375%	51,000	53,359
ERAC USA Finance LLC(a)
11/01/2025	3.800%	28,000	27,911
05/01/2028	4.600%	393,000	397,357
Total			580,068
Wireless 0.8%
Altice France SA(a)
07/15/2029	5.125%	277,000	228,719
SBA Communications Corp.
02/15/2027	3.875%	17,000	16,726
02/01/2029	3.125%	112,000	105,785
Sprint Capital Corp.
11/15/2028	6.875%	88,000	94,464
T-Mobile USA, Inc.
01/15/2029	4.850%	860,000	872,893
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	153,000	139,647
07/15/2031	4.750%	110,000	101,734
04/15/2032	7.750%	90,000	93,514
Total			1,653,482
Wirelines 0.8%
Fibercop SpA(a)
07/18/2036	7.200%	59,000	57,583
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	76,000	79,482
03/15/2031	8.625%	64,000	68,021
Iliad Holding SAS(a)
10/15/2028	7.000%	103,000	104,844
Iliad Holding SASU(a)
04/15/2031	8.500%	37,000	39,551
04/15/2032	7.000%	56,000	57,345
Optics Bidco SpA(a)
06/04/2038	7.721%	48,000	47,746
Verizon Communications, Inc.
03/21/2031	2.550%	1,039,000	932,040
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	137,000	143,485
Total			1,530,097
Total Corporate Bonds & Notes (Cost $74,652,600)			75,824,004

Exchange-Traded Fixed Income Funds 1.0%
	Shares	Value ($)
High Yield 1.0%
Columbia Short Duration High Yield ETF(l)	98,000	1,991,507
Total Exchange-Traded Fixed Income Funds (Cost $1,968,820)		1,991,507

Foreign Government Obligations(m),(n) 5.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angola 0.2%
Angolan Government International Bond(a)
04/14/2032	8.750%	231,000	204,565
05/08/2048	9.375%	235,000	187,133
Total			391,698
Brazil 0.1%
Brazilian Government International Bond
06/12/2030	3.875%	202,000	190,607
Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	70,000	69,636
11/15/2028	8.500%	27,000	28,516
02/15/2030	9.000%	69,000	74,515
12/01/2031	7.000%	34,000	35,611
Total			208,278
Chile 0.2%
Corp Nacional del Cobre de Chile(a)
01/30/2050	3.700%	250,000	168,186
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%	200,000	209,050
Total			377,236
Colombia 0.7%
Colombia Government International Bond
06/15/2045	5.000%	300,000	202,638
05/15/2049	5.200%	473,000	316,669
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Colombian TES
04/28/2028	6.000%	COP	4,280,000,000	942,474
Total				1,461,781
Dominican Republic 0.3%
Dominican Republic International Bond(a)
01/25/2027	5.950%		218,000	220,161
04/30/2044	7.450%		200,000	209,159
01/27/2045	6.850%		100,000	98,859
Total				528,179
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2047	8.500%		250,000	202,484
Ghana 0.2%
Ghana Government International Bond(a),(i)
07/03/2035	5.000%		506,236	394,057
Hungary 0.1%
Hungary Government International Bond(a)
09/23/2055	6.750%		200,000	201,518
India 0.5%
Export-Import Bank of India(a)
01/15/2030	3.250%		239,000	225,201
India Government Bond
02/06/2033	7.260%	INR	58,090,000	712,092
Indian Railway Finance Corp., Ltd.(a)
02/10/2031	2.800%		200,000	180,153
Total				1,117,446
Indonesia 0.5%
Indonesia Treasury Bond
04/15/2027	5.125%	IDR	6,685,000,000	406,225
04/15/2039	8.375%	IDR	2,025,000,000	140,576
PT Pertamina Persero(a)
02/09/2031	2.300%		200,000	174,083
05/30/2044	6.450%		200,000	205,808
Total				926,692
Ivory Coast 0.2%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	353,000	392,943
Kazakhstan 0.1%
KazMunayGas National Co., JSC(a)
10/24/2048	6.375%		200,000	184,722
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Malaysia 0.1%
Petronas Capital Ltd.(a)
04/03/2055	5.848%		200,000	202,780
Mexico 0.5%
Mexico Government International Bond
05/07/2036	6.000%		200,000	197,431
Mexico Government International Bond(j)
01/29/2038	6.625%		200,000	203,054
Petroleos Mexicanos
03/13/2027	6.500%		279,000	277,249
01/28/2031	5.950%		22,000	19,865
02/12/2048	6.350%		400,000	278,452
Total				976,051
Nigeria 0.1%
Nigeria Government International Bond(a)
11/28/2047	7.625%		200,000	159,541
Oman 0.1%
Oman Government International Bond(a)
01/17/2048	6.750%		200,000	206,168
Panama 0.1%
Panama Government International Bond
01/19/2033	3.298%		200,000	162,983
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%		200,000	191,625
Romania 0.2%
Romanian Government International Bond(a)
02/10/2037	7.500%		166,000	172,432
07/11/2039	6.750%	EUR	130,000	153,310
04/03/2049	4.625%	EUR	150,000	131,899
Total				457,641
Saudi Arabia 0.2%
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%		453,000	402,253
South Korea 0.3%
Korea Treasury Bond
03/10/2028	3.250%	KRW	939,380,000	716,529
Turkey 0.3%
Turkiye Government International Bond
02/12/2032	7.125%		570,000	571,025
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Arab Emirates 0.2%
DP World Crescent Ltd.(a)
07/18/2029	3.875%	200,000	192,672
DP World Ltd.(a)
09/25/2048	5.625%	200,000	186,269
Total			378,941
Total Foreign Government Obligations (Cost $11,215,124)			11,003,178

Residential Mortgage-Backed Securities - Agency 33.2%

Fannie Mae REMICS(b),(o)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	1.795%	1,434,903	149,908
CMO Series 2023-46 Class SD
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	1.580%	1,961,999	225,938
CMO Series 2023-62 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	1.780%	2,030,730	250,822
Federal Home Loan Mortgage Corp.
05/01/2052	3.000%	1,215,588	1,064,094
06/01/2052	3.500%	3,175,644	2,883,957
09/01/2052- 10/01/2053	5.000%	1,831,424	1,822,876
12/01/2053	5.500%	882,184	890,941
12/01/2053	6.000%	846,113	870,422
Federal Home Loan Mortgage Corp.(b),(o)
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	2.057%	349,685	33,753
Federal Home Loan Mortgage Corp. REMICS(o)
CMO Series 5051 Class KI
12/25/2050	2.500%	1,483,222	222,510
CMO Series 5192 Class PI
10/25/2051	2.500%	1,470,141	163,799
CMO Series 5198 Class KI
02/25/2052	3.000%	1,078,798	191,340
Federal National Mortgage Association
11/01/2051- 05/01/2052	3.000%	8,641,910	7,545,599
05/01/2052	3.500%	3,913,217	3,578,805
10/01/2053	5.500%	874,545	883,225
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(f),(o)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	725,388	7
Federal National Mortgage Association(o)
CMO Series 2013-1 Class AI
02/25/2043	3.500%	508,005	71,729
CMO Series 2021-3 Class TI
02/25/2051	2.500%	1,970,857	334,995
Federal National Mortgage Association(b),(o)
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	1.730%	190,539	23,773
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	1.580%	349,262	43,267
CMO Series 2017-47 Class SE
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 06/25/2047	1.680%	255,488	31,046
CMO Series 2017-56 Class SB
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.730%	550,239	69,656
CMO Series 2018-76 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	1.730%	248,285	33,373
Federal National Mortgage Association REMICS(b),(o)
CMO Series 2023-61 Class GS
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 12/25/2053	1.395%	4,004,308	242,877
Freddie Mac REMICS(o)
CMO Series 5287 Class NI
05/25/2051	3.500%	1,023,263	206,538
Freddie Mac REMICS(b),(o)
CMO Series 5356 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/15/2049	1.582%	2,478,983	272,919
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5559 Class SC
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 07/25/2055	1.500%	1,000,000	98,401
Freddie Mac REMICS(b)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	8.235%	1,228,518	1,267,953
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	8.235%	2,353,467	2,410,765
CMO Series 5517 Class HT
30-day Average SOFR + 3.950% Floor 3.950%, Cap 8.250% 03/25/2055	8.235%	945,045	959,438
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	8.235%	477,096	484,348
Government National Mortgage Association(o)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	512,762	28,647
CMO Series 2020-138 Class GI
09/20/2050	3.000%	626,984	100,025
CMO Series 2021-140 Class IW
08/20/2051	3.500%	853,008	161,848
CMO Series 2021-16 Class KI
01/20/2051	2.500%	1,042,429	151,417
CMO Series 2021-57 Class KI
03/20/2051	3.500%	1,229,010	239,417
CMO Series 2021-89 Class IO
05/20/2051	3.000%	908,098	142,248
Government National Mortgage Association(b),(o)
CMO Series 2016-20 Class SQ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 02/20/2046	1.668%	309,339	39,481
CMO Series 2017-129 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.768%	265,921	32,812
CMO Series 2017-133 Class SM
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2047	1.818%	273,241	33,807
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-124 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	1.768%	456,344	56,588
CMO Series 2018-147 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	1.718%	676,322	88,005
CMO Series 2018-155 Class ES
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 11/20/2048	1.668%	368,832	43,412
CMO Series 2018-168 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 12/20/2048	1.668%	318,334	44,431
CMO Series 2018-67 Class SP
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	1.768%	598,810	73,291
CMO Series 2019-152 Class BS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.618%	667,241	80,293
CMO Series 2019-23 Class LS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	1.618%	214,181	25,360
CMO Series 2019-29 Class DS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	1.618%	516,435	52,273
CMO Series 2019-41 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	1.618%	432,950	51,696
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	1.718%	338,603	39,062
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-59 Class JS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	1.718%	337,461	37,564
CMO Series 2020-101 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.768%	1,427,831	190,481
CMO Series 2020-55 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2050	1.618%	1,040,922	127,257
CMO Series 2020-61 Class SM
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 07/20/2043	2.168%	930,921	146,337
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.618%	1,140,068	120,808
CMO Series 2021-155 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.868%	962,100	136,806
CMO Series 2021-58 Class SH
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	1.868%	1,698,882	230,131
CMO Series 2022-135 Class SC
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 08/20/2052	1.748%	2,048,682	245,554
CMO Series 2022-148 Class BS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/20/2052	1.648%	716,707	86,280
CMO Series 2022-197 Class DS
-1.0 x 30-day Average SOFR + 6.800% Cap 6.800% 11/20/2052	2.498%	1,776,057	238,540
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-215 Class ES
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.618%	1,906,344	248,340
CMO Series 2022-90 Class SD
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.618%	1,032,490	119,688
CMO Series 2022-90 Class SM
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2050	1.718%	1,762,802	230,107
CMO Series 2023-165 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 02/20/2050	1.718%	2,105,674	255,978
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.618%	1,739,815	200,144
CMO Series 2023-18 Class SB
-1.0 x 30-day Average SOFR + 5.690% Cap 5.690% 02/20/2053	1.388%	1,254,452	117,793
CMO Series 2023-32 Class SD
-1.0 x 30-day Average SOFR + 5.750% Cap 5.750% 02/20/2053	1.448%	2,142,830	210,838
CMO Series 2023-66 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.768%	1,864,368	243,183
CMO Series 2023-75 Class SB
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 06/20/2050	1.618%	2,016,085	261,115
CMO Series 2024-110 Class SG
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 07/20/2054	1.648%	1,922,840	178,618
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-110 Class SQ
-1.0 x 30-day Average SOFR + 6.650% Cap 6.650% 07/20/2054	2.348%	1,940,539	260,819
CMO Series 2024-128 Class S
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	1.768%	1,817,503	206,904
CMO Series 2024-25 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	1.868%	2,288,305	290,661
CMO Series 2024-30 Class IM
-1.0 x 30-day Average SOFR + 5.250% Cap 5.250% 02/20/2054	0.948%	3,334,930	252,382
CMO Series 2024-30 Class SN
30-day Average SOFR + 6.950% Cap 6.950% 02/20/2054	2.648%	3,312,179	415,712
CMO Series 2024-64 Class SM
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 04/20/2054	1.672%	1,455,055	157,834
CMO Series 2024-64 Class SN
-1.0 x 30-day Average SOFR + 5.300% Cap 5.300% 04/20/2054	0.998%	1,885,593	130,234
CMO Series 2024-79 Class HS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	2.948%	926,984	125,204
CMO Series 2024-79 Class JS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	2.948%	1,423,664	217,195
CMO Series 2024-97 Class YS
-1.0 x 30-day Average SOFR + 6.650% Cap 6.650% 06/20/2054	2.348%	2,148,786	260,583
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-25 Class SH
-1.0 x 30-day Average SOFR + 5.300% Cap 5.300% 02/20/2055	0.998%	1,991,811	154,690
Government National Mortgage Association(b)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.376%	863,891	875,669
Government National Mortgage Association TBA(j)
07/21/2055	3.000%	2,000,000	1,768,719
Uniform Mortgage-Backed Security TBA(j)
07/17/2040- 07/14/2055	3.000%	2,000,000	1,818,557
07/14/2055	3.500%	2,000,000	1,800,411
07/14/2055	4.000%	8,000,000	7,437,815
07/14/2055	4.500%	6,500,000	6,216,740
07/14/2055	5.000%	3,000,000	2,939,701
07/14/2055	5.500%	4,000,000	3,999,085
07/14/2055	6.000%	5,000,000	5,080,614
Total Residential Mortgage-Backed Securities - Agency (Cost $66,597,219)			66,848,278

Residential Mortgage-Backed Securities - Non-Agency 8.7%

A&D Mortgage Trust(a),(i)
CMO Series 2024-NQM3 Class A1
07/25/2069	6.451%	417,296	422,751
CAFL Issuer LLC(a),(i)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	88,336	88,274
Cross Mortgage Trust(a),(f)
CMO Series 2025-H5 Class A1
07/25/2070	5.676%	400,000	399,952
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	9.555%	300,000	318,418
Subordinated CMO Series 2020-DNA6 Class B1
30-day Average SOFR + 3.000% 12/25/2050	7.305%	600,000	641,117
Subordinated CMO Series 2021-DNA5 Class B1
30-day Average SOFR + 3.050% 01/25/2034	7.355%	300,000	320,571
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2019-CS02 Class B2
30-day Average SOFR + 0.114% 02/25/2032	4.454%	200,000	199,073
CMO Series 2019-CS02 Class B3
30-day Average SOFR + 0.114% 02/25/2032	4.454%	250,000	239,376
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	9.055%	450,000	471,478
Freddie Mac Structured Agency Credit Risk Debt Notes(o)
CMO Series 2019-CS02 Class IO
02/25/2029	0.270%	22,030,431	154,684
CMO Series 2020-CS02 Class IO1
05/25/2030	0.090%	39,808,116	115,925
CMO Series 2020-CS02 Class IO2
06/25/2030	0.115%	39,808,116	148,126
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
Subordinated CMO Series 2020-CS02 Class B2
30-day Average SOFR + 0.114% 06/25/2033	4.454%	500,000	418,125
GCAT Trust(a),(i)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.550%	500,000	500,916
GITSIT Mortgage Loan Trust(a),(i)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.203%	445,620	445,657
LHOME Mortgage Trust(a),(i)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	450,000	452,919
CMO Series 2024-RTL2 Class A1
03/25/2029	7.128%	200,000	201,964
MFA Trust(i)
CMO Series 2024-NPL1 Class A1
09/25/2054	6.330%	1,291,227	1,294,441
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	115,710	114,547
NYMT Loan Trust(a),(i)
CMO Series 2024-BPL1 Class A1
02/25/2029	7.154%	450,000	451,543
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	7.305%	89,970	90,577
OBX Trust(a),(i)
CMO Series 2024-NQM3 Class A1
12/25/2063	6.129%	270,227	272,463
OSAT Trust(a),(i)
CMO Series 2021-RPL1 Class A2
05/25/2065	6.967%	214,388	205,625
Point Securitization Trust(a),(f)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	252,005	251,562
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage(a),(i)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	197,841	198,028
Preston Ridge Partners Mortgage Trust(a),(i)
CMO Series 2023-RCF1 Class M1
06/25/2053	4.000%	350,000	335,556
PRET LLC(a),(i)
CMO Series 2024-NPL4 Class A1
07/25/2054	6.996%	440,968	441,091
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	758,576	755,792
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	607,980	617,175
CMO Series 2024-NPL7 Class A2
10/25/2054	8.956%	350,000	356,056
CMO Series 2024-NPL8 Class A1
11/25/2054	5.963%	505,034	505,255
Pretium Mortgage Credit Partners LLC(a),(i)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	108,734	108,457
PRPM LLC(a),(i)
CMO Series 2024-7 Class A1
12/25/2029	5.870%	591,041	590,867
CMO Series 2024-8 Class A1
12/25/2029	5.897%	364,942	366,772
CMO Series 2025-2 Class A1
05/25/2030	6.469%	500,000	500,076
Radnor Re Ltd.(a),(b)
CMO Series 2021-1 Class M2
30-day Average SOFR + 3.150% 12/27/2033	7.455%	400,000	403,385
CMO Series 2024-1 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 09/25/2034	7.205%	250,000	252,934
RCO X Mortgage LLC(a),(i)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	628,947	633,315
Toorak Mortgage Trust(a),(i)
CMO Series 2024-RRTL2 Class A1
09/25/2039	5.504%	650,000	650,683
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M2
1-month Term SOFR + 5.614% Floor 5.500% 10/25/2033	9.934%	250,000	256,098
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	345,978	350,116
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee(a),(i)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	93,708	93,577
Verus Securitization Trust(a),(f)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	377,389
CMO Series 2023-1 Class M1
12/25/2067	6.865%	1,000,000	997,706
Subordinated CMO Series 2019-INV3 Class B1
11/25/2059	3.731%	300,000	284,808
Visio Trust(a),(f)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	190,960
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	96,101
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $17,342,361)			17,582,281

Senior Loans 9.9%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.4%
Aretec Group, Inc.(b),(p)
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 3.500% 08/09/2030	7.827%	149,250	149,452
Focus Financial Partners LLC(b),(p)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/15/2031	7.077%	122,114	121,780
Jefferies Finance LLC(b),(p)
Term Loan
1-month Term SOFR + 3.000% 10/21/2031	7.322%	129,992	130,154
June Purchaser LLC(b),(p),(q),(r)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 11/28/2031	3.250%	19,286	19,358
June Purchaser LLC(b),(p)
Term Loan
6-month Term SOFR + 3.250% 11/28/2031	7.549%	115,425	115,858
Osaic Holdings, Inc.(b),(p)
Tranche B4 Term Loan
1-month Term SOFR + 3.500% 08/17/2028	7.827%	148,875	149,104
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Russell Investments US Institutional Holdco, Inc.(b),(p)
Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 05/30/2027	9.280%	157,298	148,096
VFH Parent LLC(b),(p)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 06/23/2031	6.827%	62,121	62,277
Total			896,079
Building Materials 0.3%
Cornerstone Building Brands, Inc.(b),(p)
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.812%	33,452	28,267
Gulfside Supply, Inc.(b),(p)
Term Loan
3-month Term SOFR + 3.000% 06/17/2031	7.296%	140,821	140,997
Johnstone Supply LLC(b),(p)
Term Loan
1-month Term SOFR + 2.500% 06/09/2031	6.818%	49,875	49,952
LBM Acquisition LLC (b),(p)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	8.162%	49,500	46,118
Madison Safety & Flow LLC(b),(p)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/26/2031	7.077%	25,891	25,924
Quikrete Holdings, Inc.(b),(p)
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 2.250% 02/10/2032	6.577%	52,625	52,533
Specialty Building Products Holdings LLC(b),(p)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/15/2028	8.177%	118,141	112,566
White Cap Supply Holdings LLC(b),(p)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	7.577%	99,500	98,804
Total			555,161
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.2%
Sunrise Financing Partnership(b),(p)
Tranche AAA Term Loan
6-month Term SOFR + 2.500% 02/15/2032	6.793%	118,267	117,922
Virgin Media Bristol LLC(b),(p)
Tranche Q Term Loan
1-month Term SOFR + 3.250% 01/31/2029	7.676%	300,000	297,069
Total			414,991
Chemicals 0.5%
A-AP Buyer, Inc.(b),(p)
Term Loan
1-month Term SOFR + 2.750% 09/09/2031	7.077%	33,581	33,497
Ineos US Finance LLC(b),(p)
Term Loan
1-month Term SOFR + 3.250% 02/18/2030	7.577%	476,286	455,706
Olympus Water US Holding Corp.(b),(p)
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	7.296%	274,720	271,192
Rockpoint Gas Storage Partners LP(b),(p)
Term Loan
3-month Term SOFR + 3.000% 09/18/2031	7.296%	149,250	149,692
USALCO LLC(b),(p),(q),(r)
Delayed Draw Term Loan
3-month Term SOFR + 1.000% Floor 0.500% 09/30/2031	1.000%	4,793	4,815
USALCO LLC(b),(p)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 09/30/2031	8.327%	46,290	46,495
Total			961,397
Consumer Cyclical Services 0.5%
Arches Buyer, Inc.(b),(p)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.677%	477,500	471,111
Ensemble RCM LLC(b),(p)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	7.280%	69,608	69,861
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Fleet Midco I Ltd.(b),(p)
Tranche B2 Term Loan
6-month Term SOFR + 2.750% 02/21/2031	7.079%	37,313	37,359
OMNIA Partners LLC(b),(p)
Term Loan
3-month Term SOFR + 2.750% 07/25/2030	7.033%	149,250	149,468
PG Polaris Bidco SARL(b),(p)
Term Loan
3-month Term SOFR + 2.750% 03/26/2031	7.046%	111,937	112,161
Raven Acquisition Holdings LLC(b),(p),(q),(r)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 11/19/2031	3.250%	10,877	10,865
Raven Acquisition Holdings LLC(b),(p)
Term Loan
1-month Term SOFR + 3.250% 11/19/2031	7.577%	151,900	151,730
Total			1,002,555
Consumer Products 0.0%
SRAM LLC(b),(p)
Term Loan
1-month Term SOFR + 2.250% 02/27/2032	6.577%	53,052	52,256
Diversified Manufacturing 0.5%
Dynamo Midco BV(b),(p)
Tranche B Term Loan
1-month Term SOFR + 3.500% 09/30/2031	7.798%	59,699	59,812
Madison IAQ LLC(b),(p)
Term Loan
3-month Term SOFR + 3.250% 05/06/2032	7.510%	109,091	109,321
TK Elevator Midco GmbH(b),(p)
Tranche B Term Loan
3-month Term SOFR + 3.000% 04/30/2030	7.237%	476,777	477,807
WEC US Holdings Ltd.(b),(p),(q)
Term Loan
1-month Term SOFR + 2.250% 01/27/2031	6.574%	250,000	249,980
Total			896,920
Electric 0.6%
Astoria Energy LLC(b),(p)
Tranche B Term Loan
3-month Term SOFR + 2.750% 06/16/2032	7.071%	41,667	41,875
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Calpine Corp.(b),(p)
Term Loan
1-month Term SOFR + 1.750% 02/15/2032	6.077%	358,974	358,809
Carroll County Energy LLC(b),(p)
Term Loan
3-month Term SOFR + 3.250% 06/30/2031	7.546%	103,730	103,834
Compass Power Generation LLC(b),(p)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 04/14/2029	7.577%	48,388	48,569
Constellation Renewables LLC(b),(p)
Term Loan
3-month Term SOFR + 2.250% Floor 1.000% 12/15/2027	6.583%	397,796	398,791
Cornerstone Generation(b),(p),(q)
Tranche B Term Loan
3-month Term SOFR + 3.250% 10/28/2031	8.054%	150,000	150,687
Hamilton Projects Acquiror LLC(b),(p)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 05/30/2031	7.327%	110,816	111,140
South Field Energy LLC(b),(p)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/29/2031	7.546%	36,381	36,518
Tranche C Term Loan
3-month Term SOFR + 3.250% 08/29/2031	7.546%	2,326	2,334
Total			1,252,557
Environmental 0.2%
EnergySolutions LLC/Envirocare of Utah LLC (b),(p)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/20/2030	7.577%	149,573	150,508
GFL Environmental Services, Inc.(b),(p)
Term Loan
3-month Term SOFR + 2.500% 03/03/2032	6.824%	150,000	149,876
Northstar Group Services, Inc.(b),(p)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	9.083%	102,763	103,192
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tidal Waste & Recycling Holdings LLC(b),(p)
Term Loan
3-month Term SOFR + 3.000% 10/24/2031	7.296%	59,850	60,124
Total			463,700
Finance Companies 0.0%
Red SPV LLC(b),(p)
Term Loan
1-month Term SOFR + 2.250% 03/15/2032	6.562%	52,500	52,500
Food and Beverage 0.7%
A-AG US GSI Bidco, Inc.(b),(p)
Term Loan
3-month Term SOFR + 5.000% 10/31/2031	9.296%	108,063	106,982
Aramark Intermediate HoldCo Corp.(b),(p)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% 04/06/2028	6.327%	300,000	300,162
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 06/22/2030	6.327%	478,956	479,555
Aspire Bakeries Holdings LLC(b),(p)
Tranche B Term Loan
1-month Term SOFR + 3.500% 12/23/2030	7.822%	149,246	149,479
CHG PPC Parent LLC(b),(d),(p)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	7.441%	60,478	60,629
Golden State Foods LLC(b),(p)
Term Loan
1-month Term SOFR + 4.250% 12/04/2031	8.561%	101,865	102,244
Primary Products Finance LLC(b),(p)
Tranche B Term Loan
3-month Term SOFR + 3.250% 04/01/2029	7.535%	67,331	66,925
Sazerac Co., Inc.(b),(p),(q)
Tranche B Term Loan
3-month Term SOFR + 3.000% 06/26/2032	2.500%	85,116	85,010
Total			1,350,986
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.3%
Caesars Entertainment, Inc.(b),(p)
Tranche B Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2030	6.577%	410,804	409,982
ECL Entertainment LLC(b),(p)
Tranche B Term Loan
1-month Term SOFR + 3.500% 08/30/2030	7.827%	143,495	143,315
HRNI Holdings LLC(b),(p)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.696%	138,095	134,298
Total			687,595
Health Care 0.6%
Auris Luxembourg III SARL(b),(p)
Tranche B6 Term Loan
6-month Term SOFR + 3.750% 02/28/2029	7.881%	121,807	121,884
Cotiviti, Inc.(b),(p)
Term Loan
1-month Term SOFR + 2.750% 03/26/2032	7.074%	150,000	149,125
Icon PLC(b),(p)
Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	6.296%	98,095	98,662
3-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	6.296%	24,440	24,582
Medline Borrower LP(b),(p)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 10/23/2028	6.577%	412,421	412,623
Parexel International, Inc.(b),(p)
Term Loan
1-month Term SOFR + 2.500% 11/15/2028	6.827%	148,861	148,850
Southern Veterinary Partners LLC(b),(p)
1st Lien Term Loan
3-month Term SOFR + 3.250% 12/04/2031	7.527%	152,205	152,266
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Surgery Center Holdings, Inc.(b),(p)
Term Loan
1-month Term SOFR + 2.750% 12/19/2030	7.077%	148,125	148,543
Total			1,256,535
Home Construction 0.0%
Tecta America Corp.(b),(p)
Term Loan
1-month Term SOFR + 3.000% 02/18/2032	7.327%	38,372	38,408
Independent Energy 0.0%
Hilcorp Energy I LP(b),(p)
Term Loan
1-month Term SOFR + 2.000% 02/11/2030	6.314%	59,850	59,850
Leisure 0.5%
Alterra Mountain Co.(b),(p)
Tranche B6 Term Loan
1-month Term SOFR + 2.750% 08/17/2028	6.327%	296,992	298,106
Bulldog Purchaser, Inc.(b),(p)
1st Lien Term Loan
3-month Term SOFR + 3.750% 06/27/2031	8.037%	48,510	48,571
Carnival Corp.(b),(p)
Term Loan
1-month Term SOFR + 2.000% 08/08/2027	6.312%	57,675	57,621
1-month Term SOFR + 2.000% 10/18/2028	6.312%	385,842	385,479
Crown Finance US, Inc.(b),(p)
Term Loan
1-month Term SOFR + 5.250% 12/02/2031	9.566%	126,863	126,704
UFC Holdings LLC(b),(p)
Tranche B4 1st Lien Term Loan
3-month Term SOFR + 2.250% 11/21/2031	6.571%	149,250	149,739
Total			1,066,220
Media and Entertainment 0.4%
Cengage Learning, Inc.(b),(p)
Term Loan
3-month Term SOFR + 3.500% 03/24/2031	7.827%	198,005	198,314
Plano Holdco, Inc.(b),(p)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.799%	136,145	128,998
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Playtika Holding Corp.(b),(p)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	7.191%	295,373	289,964
StubHub Holdco Sub LLC(b),(p)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	9.077%	149,616	144,878
Total			762,154
Midstream 0.0%
Epic Crude Services LP(b),(p)
Term Loan
3-month Term SOFR + 3.000% 10/15/2031	7.256%	31,500	31,572
Oil Field Services 0.1%
MRC Global US, Inc.(b),(d),(p)
Term Loan
3-month Term SOFR + 3.500% 10/29/2031	7.796%	150,000	150,188
Other Financial Institutions 0.2%
Acuren Delaware Holdco, Inc.(b),(p)
Term Loan
1-month Term SOFR + 2.750% 07/30/2031	7.077%	37,219	37,196
Apex Group Treasury LLC(b),(p),(q)
Tranche B Term Loan
3-month Term SOFR + 3.500% 02/27/2032	7.822%	62,383	62,150
BCP VI Summit Holdings LP(b),(p)
Term Loan
1-month Term SOFR + 3.500% 01/30/2032	7.827%	51,563	51,844
Opal Bidco SAS(b),(p)
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 04/28/2032	7.435%	150,000	150,516
Total			301,706
Other Industry 0.4%
Brand Industrial Services, Inc.(b),(p)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	8.776%	760,805	633,751
Grant Thornton Advisors LLC(b),(p)
Term Loan
1-month Term SOFR + 2.750% 06/02/2031	7.077%	148,877	148,616
Total			782,367
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.0%
OEG Borrower LLC(b),(p)
Term Loan
3-month Term SOFR + 3.500% 06/30/2031	7.813%	55,139	54,794
Packaging 0.4%
Anchor Packaging LLC(b),(p)
1st Lien Term Loan
1-month Term SOFR + 3.250% 07/18/2029	7.562%	163,795	164,573
Charter Next Generation, Inc.(b),(p)
1st Lien Term Loan
1-month Term SOFR + 2.750% 11/29/2030	7.061%	250,000	250,783
Clydesdale Acquisition Holdings, Inc.(b),(p),(q),(r)
Delayed Draw Tranche B 1st Lien Term Loan
3-month Term SOFR + 1.625% 04/01/2032	1.804%	1,289	1,283
Clydesdale Acquisition Holdings, Inc.(b),(p)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.250% 04/01/2032	7.577%	73,711	73,400
Flint Group Packaging Inks North America Holdings LLC(b),(p)
Tranche B 2nd Lien Term Loan
3-month Term SOFR + 0.100% 12/31/2027	4.641%	130,746	8,989
Tranche B Term Loan
3-month Term SOFR + 4.250% 12/31/2026	8.791%	169,367	159,840
LC Ahab US Bidco LLC(b),(p)
Term Loan
1-month Term SOFR + 3.000% 05/01/2031	7.327%	149,248	148,969
Total			807,837
Property & Casualty 0.7%
Alliant Holdings Intermediate LLC(b),(p)
Term Loan
1-month Term SOFR + 2.750% 09/19/2031	7.072%	112,313	112,325
AssuredPartners, Inc.(b),(p)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/14/2031	7.827%	324,959	325,713
Asurion LLC(b),(p)
Tranche B13 1st Lien Term Loan
1-month Term SOFR + 4.250% 09/19/2030	8.577%	325,505	315,902
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Broadstreet Partners, Inc.(b),(p)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/13/2031	7.327%	492,525	493,008
Truist Insurance Holdings LLC(b),(p)
1st Lien Term Loan
3-month Term SOFR + 2.750% 05/06/2031	7.046%	72,782	72,767
Total			1,319,715
Restaurants 0.4%
Dave & Buster’s, Inc.(b),(p)
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/01/2031	7.563%	149,250	142,105
IRB Holding Corp.(b),(p)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2027	6.827%	297,008	296,904
Whatabrands LLC(b),(p)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/03/2028	6.827%	296,994	297,009
Total			736,018
Retailers 0.4%
Belron Finance 2019 LLC(b),(p)
Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 10/16/2031	7.049%	100,329	100,678
Great Outdoors Group LLC(b),(p)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	7.577%	489,905	488,528
Harbor Freight Tools USA, Inc.(b),(p)
Term Loan
1-month Term SOFR + 2.250% 06/11/2031	6.577%	49,376	48,265
Mavis Tire Express Services Topco Corp.(b),(p)
Term Loan
3-month Term SOFR + 3.000% 05/04/2028	7.333%	66,500	66,442
Total			703,913
Technology 1.5%
Ahead DB Holdings LLC(b),(p)
Tranche B4 1st Lien Term Loan
3-month Term SOFR + 3.000% Floor 0.750% 02/01/2031	7.296%	149,248	149,279
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Applied Systems, Inc.(b),(p)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.500% 02/24/2031	6.796%	148,876	149,434
athenahealth Group, Inc.(b),(p)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 02/15/2029	7.077%	437,332	436,650
Avaya, Inc.(b),(p)
Term Loan
1-month Term SOFR + 7.500% Floor 1.000% 08/01/2028	11.827%	105,788	82,364
BCPE Pequod Buyer, Inc.(b),(p)
Term Loan
1-month Term SOFR + 3.250% 11/25/2031	7.577%	78,553	78,632
Boxer Parent Co., Inc.(b),(p)
Term Loan
3-month Term SOFR + 3.000% 07/30/2031	7.333%	116,375	115,567
Central Parent LLC(b),(p)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	7.546%	148,127	123,415
Fortress Intermediate 3, Inc.(b),(p)
Term Loan
1-month Term SOFR + 3.500% 06/27/2031	7.827%	148,875	149,061
Icon Parent I, Inc.(b),(p)
1st Lien Term Loan
3-month Term SOFR + 3.000% 11/13/2031	7.308%	67,241	67,296
Leia Finco US LLC(b),(p)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	7.458%	116,375	116,419
Lummus Technology Holdings V LLC(b),(p)
Tranche B Term Loan
1-month Term SOFR + 3.000% 12/31/2029	7.327%	108,429	108,675
McAfee Corp.(b),(p)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	7.316%	296,998	288,026
Mitchell International, Inc.(b),(p)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/17/2031	7.577%	140,014	139,789
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Nielsen Consumer, Inc.(b),(p)
Term Loan
1-month Term SOFR + 3.500% 03/06/2028	7.827%	149,251	149,173
Peraton Corp.(b),(p)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	8.177%	326,912	287,784
Project Boost Purchaser LLC(b),(p)
1st Lien Term Loan
3-month Term SOFR + 3.000% 07/16/2031	7.296%	124,509	124,626
Proofpoint, Inc.(b),(p)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/31/2028	7.327%	149,244	149,261
Storable, Inc.(b),(p)
1st Lien Term Loan
1-month Term SOFR + 3.250% 04/16/2031	7.577%	49,219	49,127
UKG, Inc.(b),(p)
1st Lien Term Loan
1-month Term SOFR + 3.000% 02/10/2031	7.311%	42,429	42,578
Ultra Clean Holdings, Inc.(b),(p)
Term Loan
1-month Term SOFR + 3.250% 02/25/2028	7.577%	89,151	89,300
Virtusa Corp.(b),(p)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	7.577%	148,125	148,051
Total			3,044,507
Transportation Services 0.1%
Apple Bidco LLC(b),(p)
1st Lien Term Loan
1-month Term SOFR + 2.500% 09/23/2031	6.827%	117,591	117,287
Student Transportation(b),(p),(q)
Delayed Draw Term Loan
3-month Term SOFR + 0.000% 06/24/2032	0.050%	3,077	3,081
Senior Loans (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
Tranche B Term Loan
3-month Term SOFR + 3.250% 06/24/2032	7.571%		43,077	43,400
Total				163,768
Total Senior Loans (Cost $20,158,668)				19,866,249

Treasury Bills(m) 0.3%
Issuer	Yield		Principal Amount ($)	Value ($)
Egypt 0.3%
Egypt Treasury Bills
07/15/2025	25.650%	EGP	30,100,000	600,525
Total Treasury Bills (Cost $587,566)				600,525

U.S. Treasury Obligations 1.5%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
U.S. Treasury
03/31/2028	1.250%		200,000	187,281
07/31/2028	1.000%		200,000	184,391
05/15/2032	2.875%		2,905,000	2,710,728
Total U.S. Treasury Obligations (Cost $3,282,679)				3,082,400

Call Option Contracts Purchased 0.6%
Value ($)
(Cost $1,815,219)	1,152,523

Put Option Contracts Purchased 0.2%

(Cost $506,738)	341,730

Money Market Funds 5.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.473%(l),(s)	11,035,130	11,032,923
Total Money Market Funds (Cost $11,031,027)		11,032,923
Total Investments in Securities (Cost: $230,369,428)		230,301,753
Other Assets & Liabilities, Net		(28,952,934)
Net Assets		201,348,819
At June 30, 2025, securities and/or cash totaling $1,423,733 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
572,000 EUR	661,660 USD	Citi	08/08/2025	—	(13,900)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	210	12/2025	USD	50,394,750	23,300	—
Canadian Government 10-Year Bond	72	09/2025	CAD	8,784,000	69,754	—
Euro-Bund	38	09/2025	EUR	4,945,700	—	(45,891)
U.S. Treasury 10-Year Note	133	09/2025	USD	14,912,625	212,361	—
U.S. Treasury Ultra Bond	90	09/2025	USD	10,721,250	519,462	—
Total					824,877	(45,891)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(208)	06/2026	USD	(50,232,000)	—	(69,995)
U.S. Long Bond	(128)	09/2025	USD	(14,780,000)	—	(507,891)
U.S. Treasury 2-Year Note	(4)	09/2025	USD	(832,094)	—	(3,149)
U.S. Treasury 5-Year Note	(48)	09/2025	USD	(5,232,000)	—	(74,741)
U.S. Treasury Ultra 10-Year Note	(108)	09/2025	USD	(12,340,688)	—	(351,233)
Total					—	(1,007,009)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	2,000,000	2,000,000	3.25	08/19/2025	61,300	3,076
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	7,808,000	7,808,000	3.20	10/07/2025	167,091	27,919
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	15,975,213	15,975,213	3.60	02/03/2026	252,808	320,335
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	12,400,000	12,400,000	3.15	09/05/2025	389,050	20,429
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	6,100,000	6,100,000	2.90	09/22/2025	123,068	5,741
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	11,495,000	11,495,000	3.50	06/11/2026	189,667	250,040
30-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	5,394,000	5,394,000	3.80	10/29/2025	264,306	145,507
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	7,787,632	7,787,632	3.30	12/12/2025	81,575	81,636
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	15,908,538	15,908,538	3.50	04/16/2026	286,354	297,840
Total							1,815,219	1,152,523

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	8,500,000	8,500,000	4.20	12/26/2025	73,525	62,229
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	7,931,989	7,931,989	3.90	10/01/2025	132,861	64,219
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	6,323,827	6,323,827	3.80	10/03/2025	103,079	70,996
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	6,018,940	6,018,940	4.25	06/23/2026	106,836	87,683
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	8,373,821	8,373,821	3.50	10/06/2025	90,437	56,603
Total							506,738	341,730

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(12,400,000)	(12,400,000)	2.65	09/05/2025	(187,550)	(2,531)
2-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(56,453,000)	(56,453,000)	3.25	07/29/2025	(249,522)	(51,756)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(15,908,538)	(15,908,538)	3.00	04/16/2026	(152,722)	(143,839)
Total							(589,794)	(198,126)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.262%	Fixed rate of 1.781%	Receives Quarterly, Pays Semi-Annually	Morgan Stanley	08/09/2049	USD	2,100,000	807,440	—	—	807,440	—

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	500,000	60,488	(250)	118,094	—	—	(57,856)
CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	300,000	52,002	(150)	77,532	—	—	(25,680)
CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	200,000	24,195	(100)	28,330	—	—	(4,235)
CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	200,000	24,195	(100)	6,263	—	17,832	—
CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	320,000	49,806	(160)	71,027	—	—	(21,381)
Total							210,686	(760)	301,246	—	17,832	(109,152)

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	20.675	USD	500,000	(95,453)	249	—	(100,711)	5,507	—
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	20.675	USD	500,000	(95,453)	250	—	(78,014)	—	(17,189)
CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	31.405	USD	194,322	(40,742)	97	—	(37,105)	—	(3,540)
Total								(231,648)	596	—	(215,830)	5,507	(20,729)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America High Yield Index, Series 44	Morgan Stanley	06/20/2030	5.000	Quarterly	3.199	USD	6,700,000	251,090	—	—	251,090	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	4.390%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2025, the total value of these securities amounted to $86,992,650, which represents 43.20% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2025.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2025, the total value of these securities amounted to $1,150,000, which represents 0.57% of total net assets.

(d)	Valuation based on significant unobservable inputs.
(e)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of June 30, 2025 and is not reflective of the cash flow payments.

(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2025.

(g)	Non-income producing investment.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2025.

(j)	Represents a security purchased on a when-issued basis.
(k)	Perpetual security with no specified maturity date.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(l)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short Duration High Yield ETF
	—	1,968,820	—	22,687	1,991,507	—	—	—	98,000
Columbia Short-Term Cash Fund, 4.473%
	10,513,936	36,782,871	(36,264,466)	582	11,032,923	—	(150)	192,612	11,035,130
Total	10,513,936			23,269	13,024,430	—	(150)	192,612

(m)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(n)	Principal and interest may not be guaranteed by a governmental entity.
(o)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(p)
The stated interest rate represents the weighted average interest rate at June 30, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(q)	Represents a security purchased on a forward commitment basis.
(r)
At June 30, 2025, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Clydesdale Acquisition Holdings, Inc. Delayed Draw Tranche B 1st Lien Term Loan 04/01/2032 1.804%	1,250
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 3.250%	19,286
Raven Acquisition Holdings LLC Delayed Draw Term Loan 11/19/2031 3.250%	10,877
USALCO LLC Delayed Draw Term Loan 09/30/2031 1.000%	4,793

(s)	The rate shown is the seven-day current annualized yield at June 30, 2025.
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
CAD	Canada Dollar
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Currency Legend (continued)
KRW	South Korean Won
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	19,050,038	1,150,000	20,200,038
Commercial Mortgage-Backed Securities - Non-Agency	—	518,187	—	518,187
Common Stocks
Financials	—	—	0 *	0 *
Information Technology	—	18,225	—	18,225
Materials	—	—	0 *	0 *
Total Common Stocks	—	18,225	0 *	18,225
Convertible Bonds	—	239,705	—	239,705
Corporate Bonds & Notes	—	75,824,004	—	75,824,004
Exchange-Traded Fixed Income Funds	1,991,507	—	—	1,991,507
Foreign Government Obligations	—	11,003,178	—	11,003,178
Residential Mortgage-Backed Securities - Agency	—	66,848,278	—	66,848,278
Residential Mortgage-Backed Securities - Non-Agency	—	17,582,281	—	17,582,281
Senior Loans	—	19,655,432	210,817	19,866,249
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Treasury Bills	—	600,525	—	600,525
U.S. Treasury Obligations	—	3,082,400	—	3,082,400
Call Option Contracts Purchased	—	1,152,523	—	1,152,523
Put Option Contracts Purchased	—	341,730	—	341,730
Money Market Funds	11,032,923	—	—	11,032,923
Total Investments in Securities	13,024,430	215,916,506	1,360,817	230,301,753
Investments in Derivatives
Asset
Futures Contracts	824,877	—	—	824,877
Swap Contracts	—	1,081,869	—	1,081,869
Liability
Forward Foreign Currency Exchange Contracts	—	(13,900)	—	(13,900)
Futures Contracts	(1,052,900)	—	—	(1,052,900)
Call Option Contracts Written	—	(198,126)	—	(198,126)
Swap Contracts	—	(129,881)	—	(129,881)
Total	12,796,407	216,656,468	1,360,817	230,813,692

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Statement of Assets and Liabilities
June 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $215,047,624)	$215,783,070
Affiliated issuers (cost $12,999,847)	13,024,430
Option contracts purchased (cost $2,321,957)	1,494,253
Cash	103,354
Foreign currency (cost $12,803)	12,897
Cash collateral held at broker for:
Swap contracts	200,000
Margin deposits on:
Futures contracts	557,533
Swap contracts	666,200
Unrealized appreciation on swap contracts	23,339
Upfront payments on swap contracts	301,246
Receivable for:
Investments sold	128,750
Capital shares sold	163,003
Dividends	32,662
Interest	1,758,158
Foreign tax reclaims	2,191
Variation margin for futures contracts	180,744
Variation margin for swap contracts	16,305
Expense reimbursement due from Investment Manager	2,405
Prepaid expenses	284
Deferred compensation of board members	129,226
Total assets	234,580,050
Liabilities
Option contracts written, at value (premiums received $589,794)	198,126
Unrealized depreciation on forward foreign currency exchange contracts	13,900
Unrealized depreciation on swap contracts	129,881
Upfront receipts on swap contracts	215,830
Payable for:
Investments purchased	170,725
Investments purchased on a delayed delivery basis	31,991,428
Capital shares redeemed	59,935
Variation margin for futures contracts	206,855
Variation margin for swap contracts	11,711
Foreign capital gains taxes deferred	1,013
Management services fees	9,895
Distribution and/or service fees	3,648
Service fees	38,801
Compensation of chief compliance officer	18
Compensation of board members	1,536
Other expenses	25,898
Deferred compensation of board members	152,031
Total liabilities	33,231,231
Net assets applicable to outstanding capital stock	$201,348,819
Represented by
Paid in capital	200,287,167
Total distributable earnings (loss)	1,061,652
Total - representing net assets applicable to outstanding capital stock	$201,348,819
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Statement of Assets and Liabilities (continued)
June 30, 2025 (Unaudited)
Class 1
Net assets	$23,172,545
Shares outstanding	5,976,879
Net asset value per share	$3.88
Class 2
Net assets	$178,176,274
Shares outstanding	46,619,408
Net asset value per share	$3.82
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Statement of Operations
Six Months Ended June 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$192,612
Interest	5,535,259
Interfund lending	2,542
Foreign taxes withheld	(21,344)
Total income	5,709,069
Expenses:
Management services fees	573,741
Distribution and/or service fees
Class 2	211,732
Service fees	120,497
Custodian fees	19,538
Printing and postage fees	6,360
Accounting services fees	30,958
Legal fees	8,352
Interest on collateral	23,562
Compensation of chief compliance officer	17
Compensation of board members	7,088
Deferred compensation of board members	699
Other	6,717
Total expenses	1,009,261
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(133,275)
Total net expenses	875,986
Net investment income	4,833,083
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(548,216)
Investments — affiliated issuers	(150)
Foreign currency translations	(112,953)
Forward foreign currency exchange contracts	(50,028)
Futures contracts	(1,080,251)
Option contracts purchased	(226,646)
Swap contracts	695,803
Net realized loss	(1,322,441)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	4,958,893
Investments — affiliated issuers	23,269
Foreign currency translations	2,947
Forward foreign currency exchange contracts	(21,083)
Futures contracts	582,857
Option contracts purchased	45,151
Option contracts written	225,926
Swap contracts	(436,635)
Foreign capital gains tax	(1,013)
Net change in unrealized appreciation (depreciation)	5,380,312
Net realized and unrealized gain	4,057,871
Net increase in net assets resulting from operations	$8,890,954
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations
Net investment income	$4,833,083	$8,894,982
Net realized gain (loss)	(1,322,441)	12,196
Net change in unrealized appreciation (depreciation)	5,380,312	(1,389,101)
Net increase in net assets resulting from operations	8,890,954	7,518,077
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(1,083,175)
Class 2	—	(6,522,071)
Total distributions to shareholders	—	(7,605,246)
Increase in net assets from capital stock activity	6,325,636	26,703,124
Total increase in net assets	15,216,590	26,615,955
Net assets at beginning of period	186,132,229	159,516,274
Net assets at end of period	$201,348,819	$186,132,229

	Six Months Ended		Year Ended
	June 30, 2025 (Unaudited)		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	542,444	2,053,005	2,174,512	8,085,789
Distributions reinvested	—	—	297,575	1,083,175
Shares redeemed	(391,713)	(1,474,586)	(2,328,222)	(8,668,411)
Net increase	150,731	578,419	143,865	500,553
Class 2
Shares sold	4,111,263	15,298,165	9,964,374	36,551,599
Distributions reinvested	—	—	1,811,687	6,522,071
Shares redeemed	(2,562,976)	(9,550,948)	(4,608,483)	(16,871,099)
Net increase	1,548,287	5,747,217	7,167,578	26,202,571
Total net increase	1,699,018	6,325,636	7,311,443	26,703,124
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2025

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Columbia Variable Portfolio – Strategic Income Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$3.70	0.10	0.08	0.18	—	—	—
Year Ended 12/31/2024	$3.70	0.20	(0.03)	0.17	(0.17)	—	(0.17)
Year Ended 12/31/2023	$3.50	0.20	0.13	0.33	(0.13)	—	(0.13)
Year Ended 12/31/2022	$4.25	0.15	(0.62)	(0.47)	(0.12)	(0.16)	(0.28)
Year Ended 12/31/2021	$4.40	0.14	(0.05)	0.09	(0.24)	—	(0.24)
Year Ended 12/31/2020	$4.27	0.15	0.13	0.28	(0.15)	—	(0.15)
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$3.65	0.09	0.08	0.17	—	—	—
Year Ended 12/31/2024	$3.65	0.19	(0.03)	0.16	(0.16)	—	(0.16)
Year Ended 12/31/2023	$3.46	0.19	0.12	0.31	(0.12)	—	(0.12)
Year Ended 12/31/2022	$4.20	0.14	(0.61)	(0.47)	(0.11)	(0.16)	(0.27)
Year Ended 12/31/2021	$4.36	0.13	(0.06)	0.07	(0.23)	—	(0.23)
Year Ended 12/31/2020	$4.23	0.14	0.13	0.27	(0.14)	—	(0.14)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	6/30/2025	12/31/2024	12/31/2023	12/31/2022	12/31/2021	12/31/2020
Class 1	0.02%	0.02%	0.02%	0.01%	0.01%	less than 0.01%
Class 2	0.02%	0.02%	0.02%	0.01%	0.01%	less than 0.01%
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$3.88	4.86%	0.83% (c)	0.69% (c)	5.28%	104%	$23,173
Year Ended 12/31/2024	$3.70	4.70%	0.83% (c)	0.69% (c)	5.33%	199%	$21,554
Year Ended 12/31/2023	$3.70	9.67%	0.83% (c)	0.69% (c)	5.53%	276%	$21,022
Year Ended 12/31/2022	$3.50	(11.37% )	0.83% (c)	0.69% (c)	4.03%	182%	$19,019
Year Ended 12/31/2021	$4.25	2.09%	0.80% (c)	0.69% (c)	3.21%	136%	$19,045
Year Ended 12/31/2020	$4.40	6.82%	0.74% (c)	0.69% (c)	3.58%	166%	$118,832
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$3.82	4.66%	1.08% (c)	0.94% (c)	5.03%	104%	$178,176
Year Ended 12/31/2024	$3.65	4.51%	1.09% (c)	0.94% (c)	5.08%	199%	$164,578
Year Ended 12/31/2023	$3.65	9.20%	1.08% (c)	0.94% (c)	5.28%	276%	$138,494
Year Ended 12/31/2022	$3.46	(11.52% )	1.08% (c)	0.94% (c)	3.76%	182%	$118,268
Year Ended 12/31/2021	$4.20	1.63%	1.08% (c)	0.94% (c)	3.04%	136%	$127,722
Year Ended 12/31/2020	$4.36	6.62%	0.99% (c)	0.94% (c)	3.33%	166%	$105,403
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Notes to Financial Statements
June 30, 2025 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Strategic Income Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of ASU 2023-07, Segment Reporting is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates and to manage convexity risk. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
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Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions or inflation rate swap contracts (together, rate swaps) to manage interest rate and market risk exposure to produce incremental earnings. These instruments may be used for other purposes in future periods. A rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a notional amount. Certain rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard rate swap is generally the difference between a floating market interest rate or floating rate linked to an inflation index versus a fixed interest rate as applied to the notional amount.
Rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	274,429 *
Credit risk	Upfront payments on swap contracts	301,246
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	824,877 *
Interest rate risk	Investments, at value — Option contracts purchased	1,494,253
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	807,440 *
Total		3,702,245

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	129,881 *
Credit risk	Upfront receipts on swap contracts	215,830
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	13,900
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,052,900 *
Interest rate risk	Option contracts written, at value	198,126
Total		1,610,637

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	30,885	30,885
Foreign exchange risk	(50,028)	—	—	—	(50,028)
Interest rate risk	—	(1,080,251)	(226,646)	664,918	(641,979)
Total	(50,028)	(1,080,251)	(226,646)	695,803	(661,122)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	206,654	206,654
Foreign exchange risk	(21,083)	—	—	—	—	(21,083)
Interest rate risk	—	582,857	45,151	225,926	(643,289)	210,645
Total	(21,083)	582,857	45,151	225,926	(436,635)	396,216
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	67,532,897
Futures contracts — short	55,781,641
Credit default swap contracts — buy protection	1,520,000
Credit default swap contracts — sell protection	8,623,894

Derivative instrument	Average value ($)
Option contracts purchased	875,338
Option contracts written	(93,234)

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	1,175	(12,491)
Interest rate swap contracts	993,390	—
Investments in senior loans
The Fund may invest in senior loan participations and assignments of all or a portion of a loan. When the Fund purchases a senior loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (Selling Participant), but not the borrower, and assumes the credit risk of the borrower, Selling Participant and any other parties positioned between the Fund and the borrower. In addition, the Fund may not directly benefit from the collateral supporting the senior loan that it has purchased from the Selling Participant. In contrast, when the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan participations and assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan participations and assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements  as well as any related collateral received or pledged by the Fund as of June 30, 2025:
	Citi ($)(a)	Citi ($)(a)	Goldman Sachs International ($)	JPMorgan ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	16,305	16,305
Call option contracts purchased	145,507	-	351,330	-	655,686	-	1,152,523
Put option contracts purchased	62,229	-	-	-	279,501	-	341,730
OTC credit default swap contracts (c)	-	195,626	28,330	29,602	71,027	-	324,585
Total Assets	207,736	195,626	379,660	29,602	1,006,214	16,305	1,835,143
Liabilities
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	11,711	11,711
Forward foreign currency exchange contracts	13,900	-	-	-	-	-	13,900
Call option contracts written	51,756	-	-	-	146,370	-	198,126
OTC credit default swap contracts (c)	-	83,536	4,235	195,914	62,026	-	345,711
Total Liabilities	65,656	83,536	4,235	195,914	208,396	11,711	569,448
Total Financial and Derivative Net Assets	142,080	112,090	375,425	(166,312)	797,818	4,594	1,265,695
Total collateral received (pledged) (d)	-	-	375,425	(166,312)	612,000	-	821,113
Net Amount (e)	142,080	112,090	-	-	185,818	4,594	444,582

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.60% to 0.393% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2025 was 0.600% of the Fund’s average daily net assets.
The Investment Manager has contractually agreed to implement a waiver with respect to Fund assets invested in funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds). Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the Fund in the underlying affiliated fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2025 was 0.13% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2025 through April 30, 2026 (%)	Voluntary expense cap May 1, 2025 through June 30, 2025 (%)	Contractual expense cap prior to May 1, 2025 (%)
Class 1	0.67	0.67	0.67
Class 2	0.92	0.92	0.92
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
At June 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
229,865,000	7,329,000	(6,295,000)	1,034,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(1,682,278)	(10,996,978)	(12,679,256)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $234,512,173 and $217,585,477, respectively, for the six months ended June 30, 2025, of which $180,667,776 and $176,689,979, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended June 30, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	3,116,667	4.89	6
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2025.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s net asset value and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2025, one unaffiliated shareholder of record owned 21.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 51.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Variable Portfolio – Strategic Income Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Strategic Income Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Strategic Income Fund  | 2025

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Columbia Variable Portfolio – Strategic Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2025 Columbia Management Investment Advisers, LLC.
SAR7026_12_D01_(08/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 21, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 21, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 21, 2025